Lease Obligations	12 Months Ended
Dec. 31, 2017
Leases, Operating [Abstract]
Lease Obligations

6. Lease Obligations

We currently lease approximately 6,500 square feet of retail/office space in Seattle, Washington for our principal executive and administrative offices. The term of the lease is five years expiring February 2020 with an option to extend for additional one-year terms, indefinitely.

As of December 31, 2017, our scheduled lease payments excluding management fees and other operational expenses were as follows (in thousands):

2018	$103
2019	106
2020	18

$227

During the years ended December 31, 2017 and 2016, we incurred rental expenses of $139,000 and $129,000 respectively.